Distribution Date:	10/17/23	JPMBB Commercial Mortgage Securities Trust 2014-C18
Determination Date:	10/11/23
Next Distribution Date:	11/17/23
Record Date:	09/29/23	Commercial Mortgage Pass-Through Certificates
Series 2014-C18
Revision - October 2023
The servicer is revising the October 2023 distribution to update the Appraisal Reduction Amount on loan 030306435. The additional funds have been allocated to Class F.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46641JAS5	1.254300%	52,231,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46641JAT3	2.878500%	85,216,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46641JAU0	3.577800%	23,484,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A1	46641JAV8	3.793800%	87,500,000.00	23,328,577.41	20,116,110.77	73,753.30	0.00	0.00	20,189,864.07	3,212,466.64	48.55%	30.00%
A-4A2	46641JAA4	3.793800%	87,500,000.00	23,328,577.41	20,116,110.77	73,753.30	0.00	0.00	20,189,864.07	3,212,466.64	48.55%	30.00%
A-5	46641JAW6	4.079300%	267,029,000.00	267,029,000.00	0.00	907,742.83	0.00	0.00	907,742.83	267,029,000.00	48.55%	30.00%
A-SB	46641JAX4	3.565900%	67,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46641JBA3	4.438600%	55,062,000.00	55,062,000.00	0.00	203,665.16	0.00	0.00	203,665.16	55,062,000.00	38.20%	24.25%
B	46641JBB1	4.733308%	69,426,000.00	69,426,000.00	0.00	273,845.51	0.00	0.00	273,845.51	69,426,000.00	25.13%	17.00%
C	46641JBC9	4.733308%	37,107,000.00	37,107,000.00	0.00	146,365.70	0.00	0.00	146,365.70	37,107,000.00	18.15%	13.12%
D	46641JAE6	4.733308%	56,259,000.00	56,259,000.00	0.00	221,909.29	0.00	0.00	221,909.29	56,259,000.00	7.57%	7.25%
E	46641JAG1	4.233308%	19,152,000.00	19,152,000.00	0.00	67,563.59	0.00	0.00	67,563.59	19,152,000.00	3.97%	5.25%
F	46641JAJ5	3.705000%	11,970,000.00	11,970,000.00	0.00	23,928.80	0.00	0.00	23,928.80	11,970,000.00	1.71%	4.00%
NR	46641JAL0	3.705000%	38,303,883.00	9,110,399.20	0.00	0.00	0.00	0.00	0.00	9,110,399.20	0.00%	0.00%
Z	46641JAQ9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46641JAN6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			957,599,984.01	571,772,554.02	40,232,221.54	1,992,527.48	0.00	0.00	42,224,749.02	531,540,332.48

X-A	46641JAY2	0.636480%	725,382,000.00	368,748,154.82	0.00	195,584.10	0.00	0.00	195,584.10	328,515,933.28
X-C	46641JAC0	0.776815%	69,425,883.00	40,232,399.20	0.00	26,044.28	0.00	0.00	26,044.28	40,232,399.20
Notional SubTotal			794,807,883.00	408,980,554.02	0.00	221,628.38	0.00	0.00	221,628.38	368,748,332.48

Deal Distribution Total					40,232,221.54	2,214,155.86	0.00	0.00	42,446,377.40

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46641JAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46641JAT3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46641JAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A1	46641JAV8	266.61231326	229.89840880	0.84289486	0.00000000	0.00000000	0.00000000	0.00000000	230.74130366	36.71390446
A-4A2	46641JAA4	266.61231326	229.89840880	0.84289486	0.00000000	0.00000000	0.00000000	0.00000000	230.74130366	36.71390446
A-5	46641JAW6	1,000.00000000	0.00000000	3.39941666	0.00000000	0.00000000	0.00000000	0.00000000	3.39941666	1,000.00000000
A-SB	46641JAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46641JBA3	1,000.00000000	0.00000000	3.69883332	0.00000000	0.00000000	0.00000000	0.00000000	3.69883332	1,000.00000000
B	46641JBB1	1,000.00000000	0.00000000	3.94442298	0.00000000	0.00000000	0.00000000	0.00000000	3.94442298	1,000.00000000
C	46641JBC9	1,000.00000000	0.00000000	3.94442289	0.00000000	0.00000000	0.00000000	0.00000000	3.94442289	1,000.00000000
D	46641JAE6	1,000.00000000	0.00000000	3.94442294	0.00000000	0.00000000	0.00000000	0.00000000	3.94442294	1,000.00000000
E	46641JAG1	1,000.00000000	0.00000000	3.52775637	0.00000000	0.00000000	0.00000000	0.00000000	3.52775637	1,000.00000000
F	46641JAJ5	1,000.00000000	0.00000000	1.99906433	1.08843525	7.93050209	0.00000000	0.00000000	1.99906433	1,000.00000000
NR	46641JAL0	237.84531714	0.00000000	0.00000000	0.73434748	22.81777960	0.00000000	0.00000000	0.00000000	237.84531714
Z	46641JAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46641JAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46641JAY2	508.35029656	0.00000000	0.26962911	0.00000000	0.00000000	0.00000000	0.00000000	0.26962911	452.88680072
X-C	46641JAC0	579.50144041	0.00000000	0.37513790	0.00000000	0.00000000	0.00000000	0.00000000	0.37513790	579.50144041

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A1	09/01/23 - 09/30/23	30	0.00	73,753.30	0.00	73,753.30	0.00	0.00	0.00	73,753.30	0.00
A-4A2	09/01/23 - 09/30/23	30	0.00	73,753.30	0.00	73,753.30	0.00	0.00	0.00	73,753.30	0.00
A-5	09/01/23 - 09/30/23	30	0.00	907,742.83	0.00	907,742.83	0.00	0.00	0.00	907,742.83	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	09/01/23 - 09/30/23	30	0.00	203,665.16	0.00	203,665.16	0.00	0.00	0.00	203,665.16	0.00
B	09/01/23 - 09/30/23	30	0.00	273,845.51	0.00	273,845.51	0.00	0.00	0.00	273,845.51	0.00
C	09/01/23 - 09/30/23	30	0.00	146,365.70	0.00	146,365.70	0.00	0.00	0.00	146,365.70	0.00
D	09/01/23 - 09/30/23	30	0.00	221,909.29	0.00	221,909.29	0.00	0.00	0.00	221,909.29	0.00
E	09/01/23 - 09/30/23	30	0.00	67,563.59	0.00	67,563.59	0.00	0.00	0.00	67,563.59	0.00
F	09/01/23 - 09/30/23	30	81,899.54	36,957.38	0.00	36,957.38	13,028.57	0.00	0.00	23,928.80	94,928.11
NR	09/01/23 - 09/30/23	30	845,881.20	28,128.36	0.00	28,128.36	28,128.36	0.00	0.00	0.00	874,009.56
X-A	09/01/23 - 09/30/23	30	0.00	195,584.10	0.00	195,584.10	0.00	0.00	0.00	195,584.10	0.00
X-C	09/01/23 - 09/30/23	30	0.00	26,044.28	0.00	26,044.28	0.00	0.00	0.00	26,044.28	0.00
Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			927,780.74	2,255,312.80	0.00	2,255,312.80	41,156.93	0.00	0.00	2,214,155.86	968,937.67

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties		Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46641JBA3	4.438600%	55,062,000.00	55,062,000.00	0.00	203,665.16		0.00	0.00	203,665.16	55,062,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
B (Cert)	46641JBB1	4.733308%	69,426,000.00	69,426,000.00	0.00	273,845.51		0.00	0.00	273,845.51	69,426,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
C (Cert)	46641JBC9	4.733308%	37,107,000.00	37,107,000.00	0.00	146,365.70		0.00	0.00	146,365.70	37,107,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
Regular Interest Total			161,595,000.03	161,595,000.00	0.00	623,876.37		0.00	0.00	623,876.37	161,595,000.00

Exchangeable Certificate Details
EC	46641JBD7	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 5 of 28

		Additional Information

	Total Available Distribution Amount (1)	42,446,377.40
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	3
	Aggregate Unpaid Principal Balance	58,241,807.66
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,264,044.07	Master Servicing Fee	5,253.01
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,239.44
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	238.24
ARD Interest	0.00	Senior Trust Advisor Fee	1,000.60
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,264,044.07	Total Fees	8,731.30

Principal		Expenses/Reimbursements
Scheduled Principal	1,078,398.23	Reimbursement for Interest on Advances	(1.83)
Unscheduled Principal Collections		ASER Amount	25,217.98
Principal Prepayments	39,153,823.31	Special Servicing Fees (Monthly)	15,098.28
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	762.50
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	80.00
Total Principal Collected	40,232,221.54	Total Expenses/Reimbursements	41,156.93

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,214,155.86
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	40,232,221.54
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	42,446,377.40
Total Funds Collected	42,496,265.61	Total Funds Distributed	42,496,265.63

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	571,772,554.02	571,772,554.02	Beginning Certificate Balance	571,772,554.02
(-) Scheduled Principal Collections	1,078,398.23	1,078,398.23	(-) Principal Distributions	40,232,221.54
(-) Unscheduled Principal Collections	39,153,823.31	39,153,823.31	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	531,540,332.48	531,540,332.48	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	572,144,134.01	572,144,134.01	Ending Certificate Balance	531,540,332.48
Ending Actual Collateral Balance	532,139,887.02	532,139,887.02

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.73%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	96,652,254.69	18.18%	4	4.9862	NAP	Defeased	9	96,652,254.69	18.18%	4	4.9862	NAP
$9,999,999 or Less	8	46,475,682.11	8.74%	3	5.1243	1.437890	1.35 or Less	6	85,081,146.75	16.01%	14	4.6652	1.025038
$10,000,000 to $19,999,999	7	97,653,211.07	18.37%	15	5.0849	1.835048	1.36 to 1.45	2	13,492,651.34	2.54%	3	5.0351	1.426575
$20,000,000 to $24,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	1	6,227,831.02	1.17%	3	5.1080	1.490000
$25,000,000 to $49,999,999	1	38,713,568.17	7.28%	(3)	3.9635	1.030000	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
$50,000,000 to 99,999,999	2	152,045,616.44	28.60%	3	4.5626	3.695583	1.66 to 1.80	3	107,338,515.65	20.19%	3	4.5153	1.777800
$100,000,000 or Greater	1	100,000,000.00	18.81%	4	4.4200	2.390000	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
Totals	28	531,540,332.48	100.00%	5	4.7142	2.311613	2.01 to 2.25	2	16,738,180.91	3.15%	4	5.1911	2.227298
							2.26 or Greater	5	206,009,752.12	38.76%	4	4.6388	3.606387
							Totals	28	531,540,332.48	100.00%	5	4.7142	2.311613
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	96,652,254.69	18.18%	4	4.9862	NAP
							Defeased	9	96,652,254.69	18.18%	4	4.9862	NAP
California	3	86,781,056.61	16.33%	4	4.8126	5.209432
							Industrial	1	11,539,857.02	2.17%	3	4.7535	2.320000
Florida	2	117,867,969.50	22.17%	4	4.5064	2.424866
							Lodging	3	85,472,752.46	16.08%	4	4.8382	5.183519
Indiana	1	5,608,037.93	1.06%	4	5.0590	1.160000
							Mixed Use	1	2,737,841.47	0.52%	3	5.0800	0.560000
Iowa	2	85,678,517.99	16.12%	3	4.4110	1.779501
							Multi-Family	2	8,874,101.14	1.67%	3	5.2958	1.788967
Maryland	1	2,737,841.47	0.52%	3	5.0800	0.560000
							Office	2	21,029,945.27	3.96%	4	5.1017	1.642769
Michigan	1	12,485,904.25	2.35%	4	5.1200	2.240000
							Retail	10	305,233,580.43	57.42%	6	4.5450	1.851104
Minnesota	1	18,493,459.69	3.48%	63	5.5000	1.300000
							Totals	28	531,540,332.48	100.00%	5	4.7142	2.311613
Nevada	1	38,713,568.17	7.28%	(3)	3.9635	1.030000

New Jersey	1	10,160,650.56	1.91%	3	5.2700	1.740000

New York	3	35,976,196.91	6.77%	3	4.9269	1.351104

Ohio	1	5,613,002.67	1.06%	3	5.3100	2.560000

Pennsylvania	1	8,544,041.02	1.61%	3	5.0750	0.770000

Wisconsin	1	6,227,831.02	1.17%	3	5.1080	1.490000

Totals	28	531,540,332.48	100.00%	5	4.7142	2.311613

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	96,652,254.69	18.18%	4	4.9862	NAP	Defeased	9	96,652,254.69	18.18%	4	4.9862	NAP
	4.40000% or Less	2	119,770,261.68	22.53%	1	4.2359	1.551111	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	1	100,000,000.00	18.81%	4	4.4200	2.390000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	3	98,649,951.53	18.56%	4	4.7836	4.764446	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	2	26,738,796.36	5.03%	4	4.9764	2.225207	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% to 5.20000%	7	51,209,678.64	9.63%	4	5.1073	1.310413	49 months or greater	19	434,888,077.79	81.82%	6	4.6538	2.499028
	5.20001% to 5.40000%	3	20,025,929.89	3.77%	3	5.3088	2.065387	Totals	28	531,540,332.48	100.00%	5	4.7142	2.311613
	5.40001% to 5.60000%	1	18,493,459.69	3.48%	63	5.5000	1.300000
	5.60001% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	28	531,540,332.48	100.00%	5	4.7142	2.311613
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	96,652,254.69	18.18%	4	4.9862	NAP	Defeased	9	96,652,254.69	18.18%	4	4.9862	NAP
	60 months or Less	18	416,394,618.10	78.34%	3	4.6162	2.552280	Interest Only	1	100,000,000.00	18.81%	4	4.4200	2.390000
60 months to 84 months		1	18,493,459.69	3.48%	63	5.5000	1.300000	299 Months or Less	18	334,888,077.79	63.00%	6	4.7236	2.531584
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	300 Months to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	28	531,540,332.48	100.00%	5	4.7142	2.311613	Totals	28	531,540,332.48	100.00%	5	4.7142	2.311613
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	96,652,254.69	18.18%	4	4.9862	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61-120 months	0	0.00	0.00%	0	0.0000	0.000000
	12 Months or Less	15	392,614,101.95	73.86%	3	4.5839	2.644294	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 Months	3	23,780,516.15	4.47%	3	5.1493	1.033153	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 Months or Greater	1	18,493,459.69	3.48%	63	5.5000	1.300000
	Totals	28	531,540,332.48	100.00%	5	4.7142	2.311613
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30306419	RT	Miami	FL	Actual/360	4.420%	368,333.33	0.00	0.00	N/A	02/06/24	--	100,000,000.00	100,000,000.00	10/06/23
2	30306420	RT	West Des Moines	IA	Actual/360	4.366%	295,650.23	203,104.33	0.00	N/A	01/01/24	--	81,259,797.84	81,056,693.51	09/01/23
3	30306422	LO	Anaheim	CA	Actual/360	4.787%	283,726.69	135,377.19	0.00	02/01/24	02/01/29	--	71,124,300.12	70,988,922.93	10/01/23
5	30305549	RT	Las Vegas	NV	Actual/360	3.963%	128,390.16	158,183.68	0.00	N/A	07/01/23	--	38,871,751.85	38,713,568.17	10/01/23
6	30306423	RT	Wesley Chapel	FL	Actual/360	4.838%	166,708.68	96,773.67	0.00	N/A	02/06/24	--	41,349,817.50	41,253,043.83	10/06/23
9	30306426	OF	Tacoma	WA	Actual/360	5.134%	86,060.77	20,115,490.08	0.00	N/A	01/06/24	--	20,115,490.08	0.00	10/06/23
12	30306428	RT	Miller Place	NY	Actual/360	4.790%	64,583.80	58,486.60	0.00	N/A	01/05/24	--	16,179,658.18	16,121,171.58	10/05/23
13	30306429	RT	Miami	FL	Actual/360	4.990%	74,459.59	38,144.64	0.00	N/A	02/06/24	--	17,906,114.14	17,867,969.50	10/06/23
14	30306430	RT	Roseville	MN	Actual/360	5.500%	84,918.98	34,316.71	0.00	N/A	01/01/29	--	18,527,776.40	18,493,459.69	10/01/23
18	30306434	OF	Southfield	MI	Actual/360	5.120%	53,393.65	28,233.26	0.00	N/A	02/06/24	--	12,514,137.51	12,485,904.25	10/06/23
19	30306435	RT	Geneva	NY	Actual/360	5.110%	46,880.28	24,870.22	0.00	N/A	02/05/24	--	11,009,068.69	10,984,198.47	05/05/22
20	30306436	IN	Brea	CA	Actual/360	4.753%	45,789.28	19,443.01	0.00	01/01/24	09/01/25	--	11,559,300.03	11,539,857.02	10/01/23
21	30306437	MF	Tulsa	OK	Actual/360	4.928%	42,974.18	20,917.41	0.00	N/A	02/06/24	--	10,464,491.63	10,443,574.22	10/06/23
22	30306438	RT	Waretown	NJ	Actual/360	5.270%	44,707.79	19,491.61	0.00	N/A	01/05/24	--	10,180,142.17	10,160,650.56	10/05/23
23	30306439	LO	Plainview	NY	Actual/360	4.949%	36,711.63	30,513.64	0.00	N/A	01/05/24	--	8,901,340.50	8,870,826.86	10/05/23
24	30306440	MF	Greensboro	NC	Actual/360	5.146%	38,586.83	26,020.72	0.00	N/A	02/06/24	--	8,998,095.94	8,972,075.22	10/06/23
25	30306441	OF	Coraopolis	PA	Actual/360	5.075%	36,216.85	19,548.86	0.00	N/A	01/01/24	--	8,563,589.88	8,544,041.02	10/01/23
27	30306443	MF	Daytona Beach	FL	Actual/360	4.960%	35,661.70	17,776.27	0.00	N/A	02/06/24	--	8,627,830.53	8,610,054.26	10/06/23
28	30306444	OF	Englewood	CO	Actual/360	5.080%	34,339.59	18,397.00	0.00	N/A	02/01/24	--	8,111,713.41	8,093,316.41	10/01/23
30	30306446	IN	Maumee	OH	Actual/360	5.450%	26,682.10	27,256.65	0.00	N/A	01/06/24	--	5,874,958.89	5,847,702.24	10/06/23
33	30306449	RT	Madera	CA	Actual/360	5.233%	28,201.45	14,374.98	0.00	N/A	02/06/24	--	6,466,985.61	6,452,610.63	10/06/23
34	30306450	RT	Brookfield	WI	Actual/360	5.108%	26,570.19	14,187.92	0.00	N/A	01/06/24	--	6,242,018.94	6,227,831.02	10/06/23
35	30306451	LO	Athens	OH	Actual/360	5.310%	24,923.30	19,381.97	0.00	N/A	01/05/24	--	5,632,384.64	5,613,002.67	10/05/23
36	30306452	RT	South Bend	IN	Actual/360	5.059%	23,696.44	12,782.80	0.00	N/A	02/06/24	--	5,620,820.73	5,608,037.93	10/06/23
38	30306454	MF	Des Moines	IA	Actual/360	5.200%	20,072.98	10,402.67	0.00	N/A	01/01/24	--	4,632,227.15	4,621,824.48	10/01/23
40	30306456	MU	Tacoma	WA	Actual/360	5.300%	20,363.59	4,610,623.95	0.00	N/A	01/06/24	--	4,610,623.95	0.00	10/06/23
41	30306457	SS	Columbus	IN	Actual/360	5.290%	19,185.33	4,352,059.47	0.00	N/A	01/05/24	--	4,352,059.47	0.00	10/05/23
42	30306458	MF	Santa Barbara	CA	Actual/360	5.400%	19,177.19	9,320.50	0.00	N/A	01/06/24	--	4,261,597.16	4,252,276.66	10/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop										Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity				Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments		Repay Date	Date	Date	Balance	Balance	Date
43	30306459	OF	Mokena	IL	Actual/360	5.520%	14,845.40	3,227,261.05		0.00	N/A	01/05/24	--	3,227,261.05	0.00	10/05/23
46	30306462	IN	College Park	MD	Actual/360	5.236%	15,981.64	3,662,714.36		0.00	N/A	01/06/24	--	3,662,714.36	0.00	10/06/23
47	30306463	RT	Atascadero	CA	Actual/360	5.040%	14,680.47	7,968.82		0.00	N/A	02/06/24	--	3,495,350.75	3,487,381.93	10/06/23
49	30306465	LO	Georgetown	TX	Actual/360	5.722%	15,190.36	3,185,674.40		0.00	N/A	01/06/24	--	3,185,674.40	0.00	10/06/23
50	30306466	MF	Fresno	CA	Actual/360	5.063%	14,762.92	6,862.99		0.00	N/A	02/06/24	--	3,499,358.94	3,492,495.95	10/06/23
51	30306467	MU	Baltimore	MD	Actual/360	5.080%	11,616.70	6,260.11		0.00	N/A	01/06/24	--	2,744,101.58	2,737,841.47	10/06/23
Totals							2,264,044.07	40,232,221.54		0.00				571,772,554.02	531,540,332.48
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																	Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,152,523.47	17,897,737.28	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	25,905,855.08	24,571,877.58	01/01/23	06/30/23	--	0.00	0.00	498,415.98	498,415.98	0.00	0.00
3	27,989,323.97	45,417,834.20	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,393,736.04	11,283,487.44	01/01/23	06/30/23	10/11/23	3,085,018.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	2,208,836.36	2,627,305.85	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,439,681.36	3,626,010.09	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,197,445.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	04/11/23	5,927,832.10	408,098.14	46,443.53	810,854.76	576,310.21	0.00
20	1,883,456.01	1,904,308.58	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,068,874.96	1,367,942.98	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,395,936.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	921,724.55	782,983.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,269,737.82	1,439,745.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	513,710.55	510,396.96	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	617,110.11	536,518.10	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	767,435.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	338,473.19	189,462.21	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	98,063,859.62	112,155,610.27				9,012,850.10	408,098.14	544,859.51	1,309,270.74	576,310.21	0.00

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		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
9	30306426	20,115,490.08	Payoff Prior to Maturity	0.00	0.00
40	30306456	4,610,623.95	Payoff Prior to Maturity	0.00	0.00
41	30306457	4,352,059.47	Payoff Prior to Maturity	0.00	0.00
43	30306459	3,227,261.05	Payoff Prior to Maturity	0.00	0.00
46	30306462	3,662,714.36	Payoff Prior to Maturity	0.00	0.00
49	30306465	3,185,674.40	Payoff Prior to Maturity	0.00	0.00
Totals		39,153,823.31		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/23	0	0.00	0	0.00	1	10,984,198.47	0	0.00	1	10,984,198.47	0		0.00	0	0.00	6	39,153,823.31	4.714225%	4.695779%	5
09/15/23	0	0.00	0	0.00	1	11,009,068.69	0	0.00	1	11,009,068.69	0		0.00	0	0.00	1	18,698,543.53	4.751632%	4.732808%	6
08/17/23	0	0.00	0	0.00	1	11,032,274.12	0	0.00	1	11,032,274.12	0		0.00	0	0.00	0	0.00	4.754047%	4.734540%	7
07/17/23	0	0.00	0	0.00	1	11,055,377.89	0	0.00	1	11,055,377.89	0		0.00	0	0.00	0	0.00	4.754088%	4.734578%	8
06/16/23	0	0.00	0	0.00	1	11,079,946.29	0	0.00	1	11,079,946.29	0		0.00	0	0.00	0	0.00	4.754140%	4.734627%	9
05/17/23	0	0.00	0	0.00	1	11,102,841.20	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.754180%	4.734664%	10
04/17/23	1	8,656,522.18	0	0.00	1	11,127,208.34	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.754230%	4.734712%	11
03/17/23	0	0.00	0	0.00	1	11,149,896.20	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.754268%	4.734748%	12
02/17/23	0	0.00	0	0.00	1	11,177,223.45	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.754340%	4.734816%	13
01/18/23	1	42,093,836.29	1	8,713,507.49	1	11,199,692.19	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.754377%	4.734850%	14
12/16/22	1	8,731,117.01	0	0.00	1	11,222,062.50	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.754413%	4.734884%	15
11/18/22	0	0.00	0	0.00	1	11,245,924.11	0	0.00	0	0.00	0		0.00	0	0.00	1	50,287,155.27	4.754460%	4.734929%	16
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	30306420	09/01/23	0	B	498,415.98	498,415.98	0.00	81,259,797.84
19	30306435	05/05/22	16	6	46,443.53	810,854.76	660,253.18	11,380,648.68	12/14/20	7			05/04/23
Totals					544,859.51	1,309,270.74	660,253.18	92,640,446.52
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		38,713,568	38,713,568		0	0
0 - 6 Months		391,804,525	380,820,326		0	10,984,198
7 - 12 Months		0	0		0	0
13 - 24 Months		11,539,857	11,539,857		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		89,482,383	89,482,383		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-23	531,540,332	520,556,134	0	0	0	10,984,198
Sep-23	571,772,554	560,763,485	0	0	0	11,009,069
Aug-23	591,621,619	580,589,345	0	0	0	11,032,274
Jul-23	592,767,405	581,712,027	0	0	0	11,055,378
Jun-23	593,974,689	582,894,743	0	0	0	11,079,946
May-23	595,110,783	584,007,942	0	0	11,102,841	0
Apr-23	596,308,727	576,524,997	8,656,522	0	11,127,208	0
Mar-23	597,435,210	586,285,313	0	0	11,149,896	0
Feb-23	598,757,610	587,580,386	0	0	11,177,223	0
Jan-23	599,873,999	537,866,963	42,093,836	8,713,507	11,199,692	0
Dec-22	600,985,794	581,032,615	8,731,117	0	11,222,063	0
Nov-22	602,160,317	590,914,393	0	0	11,245,924	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	30305549	38,713,568.17	38,713,568.17	112,000,000.00	07/27/23	10,662,096.44	1.03000	06/30/23	07/01/23	176
19	30306435	10,984,198.47	11,380,648.68	7,300,000.00	03/01/23	682,825.33	0.79000	12/31/21	02/05/24	243
25	30306441	8,544,041.02	8,544,041.02	7,750,000.00	08/24/23	515,992.63	0.77000	12/31/21	01/01/24	242
Totals		58,241,807.66	58,638,257.87	127,050,000.00		11,860,914.40

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	30305549	RT	NV	10/01/20	4
10/5/2023: Loan transferred to MLS Special Servicing 10/12/2020 due to Monetary Default. Cash trap has been sprung and all rents are being swept into the lockbox. Borrower initially requested forbearance of payments. To date, cash trap has provided enoug h to satisfy monthly debt service payments and fund operating expenses. Property faces a material near-term rollover. Borrower and Lender are discussing a potential 3-year extension to July 2026. Discussions are progressing and it''s anticipated the exte nsion will be finalized during 4th Qtr. 2023.

19	30306435	RT	NY	12/14/20	7
10/11/2023 - REO Title Date: May 4, 2023. Description of Collateral: 189K SF retail center located in Geneva, NY. Improvements consist of one 185K SF building, a 4K SF pad ground leased to McDonald’s, and two outparcels. In 11/18, the
Property''s largest tenant, Tops Market (28% NRA, LXP 10/32), vacated after filing Chapter 11 BK and the space remains vacant. Deferred Maintenance/Repair Issues: Overall asset is in fair condition. Leasing Summary: vacant spaces are on the market for lease, no ongoing activ ity to report. Marketing Summary: Asset is not currently listed for sale. Atlantic Retails has been appointed as PM/leasing agent.

25	30306441	OF	PA	04/15/22	2
10/11/2023 - Property is a 102,041 SF Class-B office bldg. located in Moon Township (Pittsburgh area), PA. Constructed in 1986, the improvements sits atop a 6.24 acre parcel of land. Property is 77% occupied as of July 2023. Borrower has expressed an ina bility to contribute any additional capital and has requested the property be transferred to the Lender. Loan became specially serviced on 04/15/2022. Lender is trapping excess cash. Court has approved Receiver, who is now in-
place and addressing property needs. Lender is in the foreclosure process. Sheriff sale has been scheduled.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	30306439		0.00 4.94914%		0.00 4.94914%	8	05/12/21	05/05/21	06/29/21
23	30306439		0.00 4.94914%		0.00 4.94914%	8	06/29/21	05/05/21	05/12/21
Totals			0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30306425 11/18/20	30,000,000.00	55,000,000.00	1,913,070.55	1,105,093.22	1,913,070.55	807,977.33	29,192,022.67	0.00	(675.50)	29,192,698.17	97.30%
31	30306447 03/17/22	3,928,223.61	0.00	1,397,227.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		33,928,223.61	55,000,000.00	3,310,297.74	1,105,093.22	1,913,070.55	807,977.33	29,192,022.67	0.00	(675.50)	29,192,698.17

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/19/20	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/19	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00
8	30306425	04/18/22	0.00	0.00	29,192,698.17	0.00	0.00	1,462.00	0.00	0.00	29,192,698.17
		11/18/20	0.00	0.00	29,192,022.67	0.00	0.00	29,192,022.67	0.00	(786.50)
31	30306447	03/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.02	29,192,698.17	0.00	0.00	29,193,484.67	0.00	(786.50)	29,192,698.17

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	8,098.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	25,217.98	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	762.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	80.00	0.00
38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(1.53)	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.30)	0.00	0.00	0.00
Total	0.00	0.00	15,098.28	0.00	762.50	25,217.98	0.00	0.00	(1.83)	0.00	80.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		41,156.93

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Supplemental Notes
None

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